Disclosure of key inputs of convertible debt (Details) - Convertible Debts [member]	3 Months Ended		12 Months Ended
	Nov. 30, 2022 $ / shares	Nov. 30, 2022 $ / shares	Aug. 31, 2022 $ / shares	Aug. 31, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Share price | (per share)			$ 0.72	$ 0.94
Dividend yield	0.00%	0.00%	0.00%	0.00%
Discount for lack of marketability	0.00%	0.00%	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price | (per share)	$ 0.58	$ 0.79
Risk free interest rate	2.87%	2.87%	2.80%	2.80%
Credit spread	5.23%	5.23%	10.13%	10.13%
Top of range [member]
IfrsStatementLineItems [Line Items]
Share price | (per share)	$ 0.72	$ 0.95
Risk free interest rate	4.60%	4.60%	3.45%	3.45%
Credit spread	21.94%	21.94%	13.56%	13.56%